Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost
Foreign exchange movement	$ (1,001)	$ (1,728)
Intangible assets gross	49,861	37,576
Accumulated amortization	(15,363)	(9,467)
Foreign exchange movement	(51)	151
Net book value	34,447	28,260
Customer relationships acquired
Cost
Intangible assets gross	33,951	22,193
Technology Assets
Cost
Intangible assets gross	11,169	11,169
Order Backlog
Cost
Intangible assets gross	2,571	3,260
Trade Names
Cost
Intangible assets gross	1,357	1,357
Volunteer list acquired
Cost
Intangible assets gross	1,325	1,325
Non-compete Agreements
Cost
Intangible assets gross	$ 489